Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

January 4, 2012

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. (the “Registrant”) File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information for the International Series do not differ from those contained in Post-Effective Amendment No. 97 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2011.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy. J. Williams Director of Fund Documentation